Profit Before Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Operating Income and Expenses, Net
a.	Other operating inco m e and expenses, net

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Rental income	$131,570	$182,411	$136,301	$4,557
Gains (losses) on disposal of property, plant and equipment and other assets	367,110	(14,644)	(164,187)	(5,490)
Impairment losses on property, plant and equipment and goodwill	(714,675)	(133,071)	(201,006)	(6,720)
Loss on damages and claims	(85,585)	(24,114)	(459,544)	(15,364)
Others	410,136	361,001	419,881	14,038

	$108,556	$371,583	$(268,555)	$(8,979)

Summary of Other Income
b.	Other income

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Government subsidy	$341,844	$435,950	$624,351	$20,874
Interest income	306,871	466,211	549,681	18,378
Dividends income	59,039	190,397	185,061	6,187

	$707,754	$1,092,558	$1,359,093	$45,439

Summary of Other Gains, net
c.	Other gains, net

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Remeasurement gain on investments accounted for using the equity method due to step acquisition (Note 14)	$—	$7,421,408	$319,712	$10,689
Net gains on financial assets mandatorily at FVTPL	—	3,388,485	3,631,763	121,423
Gain on disposal of subsidiaries (Note 31)	5,589,457	—	—	—
Net losses arising on financial instruments held for trading	(3,111,253)	(1,398,995)	(1,984,941)	(66,364)
Net gains on financial assets designated as at FVTPL	327,351	—	—	—
Foreign exchange gains (losses), net	3,502,586	(1,015,615)	1,125,681	37,635
Impairment losses on financial assets	(50,206)	(521,010)	(400,201)	(13,380)

Others	$1,518	$—	$(8,025)	$(268)

	$6,259,453	$7,874,273	$2,683,989	$89,735

Summary of Finance Costs

d.	Finance costs

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Interest on lease liabilities	$—	$—	$88,742	$2,967
Total interest expense for financial liabilities measured at amortized cost	2,016,298	3,597,932	4,211,541	140,807
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(190,137)	(11,648)	(35,713)	(1,194)
Property, plant and equipment	(51,262)	(50,309)	(77,715)	(2,598)
Investment properties	(13)	(89)	—	—
	1,774,886	3,535,886	4,186,855	139,982
Other finance costs	24,608	32,355	16,540	553

	$1,799,494	$3,568,241	$4,203,395	$140,535

Summary of Capitalized Borrowing Costs
Information relating to the capitalized borrowing costs was as follows:

	For the Year Ended December 31
	2017	2018	2019

Annual interest capitalization rates
Inventories related to real estate business (%)	4.35-5.39	4.35	4.35-4.85
Property, plant and equipment (%)	1.26-5.49	1.84-4.52	0.96-4.03
Investment properties (%)	1.26-1.97	1.84-2.23	—

Summary of Depreciation and Amortization
e.	Depreciation and amortization

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Property, plant and equipment	$28,625,287	$39,893,786	$45,240,667	$1,512,560
Right-of-use assets	—	—	1,055,458	35,288
Investment properties	122,231	392,667	594,110	19,863
Other intangible assets	457,666	2,402,450	3,576,606	119,579

Total	$29,205,184	$42,688,903	$50,466,841	$1,687,290

Summary of depreciation by function
Operating costs	$26,731,714	$37,903,050	$43,749,333	$1,462,699
Operating expenses	2,015,804	2,383,403	3,140,902	105,012

	$28,747,518	$40,286,453	$46,890,235	$1,567,711

Summary of amortization by function
Operating costs	$140,175	$1,394,664	$2,092,074	$69,946
Operating expenses	317,491	1,007,786	1,484,532	49,633

	$457,666	$2,402,450	$3,576,606	$119,579

Summary of Operating Expenses Directly Related to Investment Properties
Operating expenses directly related to investment properties

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Direct operating expenses of investment properties that generated rental income	$465,458	$1,276,751	$1,232,826	$41,218

Summary of Employee Benefits Expense
f .	Employee benefits expense

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Post-employment benefits
Defined contribution plans	$2,340,826	$2,965,054	$3,148,209	$105,256
Defined benefit plans	266,267	291,333	277,041	9,263
	2,607,093	3,256,387	3,425,250	114,519
Equity-settled share-based payments	438,765	215,648	871,699	29,144
Other employee benefits	51,043,198	63,940,430	70,279,752	2,349,707

	$54,089,056	$67,412,465	$74,576,701	$2,493,370

Summary of employee benefits expense by function
Operating costs	$35,978,403	$45,363,170	$49,173,778	$1,644,058
Operating expenses	18,110,653	22,049,295	25,402,923	849,312

	$54,089,056	$67,412,465	$74,576,701	$2,493,370

Summary of Employees' Compensation and Remuneration to Directors
g .	Employees’ compensation and the remuneration to directors

The Articles before and after the amendment approved in shareholders’ meeting in June 2019 both stipulates to distribute employees’ compensation and remuneration to directors at the rates in 0.01%-1.00% and no higher than 0.75%, respectively, of net profit before income tax, employees’ compensation and remuneration to directors.

	For the Year Ended December 31
	2018		2019
	Accrual Rate	Accrual Amount	Accrual Rate	Accrual Amount
		(NT$)		NT$	US$ (Note 4)

Employees’ compensation	0.20%	$45,430	0.20%	$34,400	$1,150
Remuneration to directors	0.15%	34,073	0.40%	68,803	2,300

Summary of Appropriations of Employees' Compensation (Settled by Cash) and Remuneration to Directors
In March 2019, the board of directors resolved the appropriations of employees’ compensation and remuneration to directors in cash for 2018. The differences between the resolved amounts and the accrued amounts reflected in the consolidated financial statements for the years ended December 31, 2018 were deemed changes in estimates. The difference was NT$3 thousand (US$0.1 thousand) and was adjusted in net profit for the year ended December 31, 2019.

	For Year 2018
	Employees’ compensation	Remuneration to directors
	NT$	NT$

Resolved by the board of directors	$45,430	$34,070
Recognized in the consolidated financial statements	$45,430	$34,073